Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Nov. 02, 2014	Feb. 02, 2014	Feb. 03, 2013
Inventory [Line Items]
Inventory	$ 15,883	$ 15,354	$ 14,849
Operating Store-Food and Beverage
Inventory [Line Items]
Inventory		3,961	3,581
Operating Store-Amusement
Inventory [Line Items]
Inventory		6,214	6,125
Corporate Supplies, Warehouse and Other
Inventory [Line Items]
Inventory		$ 5,179	$ 5,143